OTHER NON-FINANCIAL ASSETS - Schedule of composition of other non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non-Financial Assets [Line Items]
Current assets	$ 236,071	$ 203,661
Non-current assets	93,517	89,416
Total Assets	78,524	65,566	$ 72,359	$ 48,566
Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Total Assets	329,588	293,077
Current assets | Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Current assets	236,071	203,661
Non-current assets | Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Non-current assets	93,517	89,416
Advance payments
Other Non-Financial Assets [Line Items]
Total Assets	59,387	62,718
Advance payments | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Total Assets	29,541	31,465
Advance payments | Others
Other Non-Financial Assets [Line Items]
Total Assets	29,846	31,253
Advance payments | Current assets
Other Non-Financial Assets [Line Items]
Current assets	38,061	38,562
Advance payments | Current assets | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Current assets	29,541	31,465
Advance payments | Current assets | Others
Other Non-Financial Assets [Line Items]
Current assets	8,520	7,097
Advance payments | Non-current assets
Other Non-Financial Assets [Line Items]
Non-current assets	21,326	24,156
Advance payments | Non-current assets | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Advance payments | Non-current assets | Others
Other Non-Financial Assets [Line Items]
Non-current assets	21,326	24,156
Contract assets | GDS costs
Other Non-Financial Assets [Line Items]
Total Assets	24,205	23,078
Contract assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Total Assets	43,238	33,590
Contract assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Total Assets	11,081	8,898
Contract assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Total Assets	78,524	65,566
Contract assets | Current assets | GDS costs
Other Non-Financial Assets [Line Items]
Current assets	24,205	23,078
Contract assets | Current assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Current assets	43,238	33,590
Contract assets | Current assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Current assets	11,081	8,898
Contract assets | Current assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Current assets	78,524	65,566
Contract assets | Non-current assets | GDS costs
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Other assets | Sales tax
Other Non-Financial Assets [Line Items]
Total Assets	128,749	105,042
Other assets | Other taxes
Other Non-Financial Assets [Line Items]
Total Assets	401	226
Other assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Total Assets	899	899
Other assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Total Assets	60	60
Other assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Total Assets	61,568	58,566
Other assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Total Assets	191,677	164,793
Other assets | Current assets | Sales tax
Other Non-Financial Assets [Line Items]
Current assets	118,306	98,142
Other assets | Current assets | Other taxes
Other Non-Financial Assets [Line Items]
Current assets	401	226
Other assets | Current assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Current assets	779	628
Other assets | Current assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Current assets	0	0
Other assets | Current assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Current assets	0	537
Other assets | Current assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Current assets	119,486	99,533
Other assets | Non-current assets | Sales tax
Other Non-Financial Assets [Line Items]
Non-current assets	10,443	6,900
Other assets | Non-current assets | Other taxes
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Other assets | Non-current assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Non-current assets	120	271
Other assets | Non-current assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Non-current assets	60	60
Other assets | Non-current assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Non-current assets	61,568	58,029
Other assets | Non-current assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Non-current assets	$ 72,191	$ 65,260